Structured entities	12 Months Ended
Dec. 31, 2021
Structured entities
Structured entities

24 Structured entities

A structured entity (SE) is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, for example when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements. SEs are usually established for a specific, limited purpose. They do not carry out a business or trade and typically have no employees. They take a variety of legal forms - trusts, partnerships and companies - and fulfil many different functions where these can be a medium for a single transaction or portfolio of similar transactions. SEs are established as investment or funding vehicles, within the NatWest Group and for client transactions.

Consolidated structured entities

Securitisations

In a securitisation, assets, or interests in a pool of assets, are transferred generally to an SE which then issues liabilities to third party investors. The majority of securitisations are supported through liquidity facilities or other credit enhancements. NatWest Group arranges securitisations to facilitate client transactions and undertakes own-asset securitisations to sell or to fund portfolios of financial assets. NatWest Group also acts as an underwriter and depositor in securitisation transactions in both client and proprietary transactions.

NatWest Group involvement in client securitisations takes a number of forms. It may: sponsor or administer a securitisation programme; provide liquidity facilities or programme-wide credit enhancement; and purchase securities issued by the vehicle.

Other credit risk transfer securitisations

NatWest Group also transfers credit risk on originated loans and mortgages without the transfer of assets to a SE. As part of this, NatWest Group enters into credit derivative and financial guarantee contracts with consolidated SEs. At 31 December 2021, debt securities in issue by such SEs (and held by third parties) were £867 million (2020 - £772 million). The associated loans and mortgages at 31 December 2021 were £7,137 million (2020 - £10,027 million). At 31 December, ECL in relation to non-defaulted assets was reduced by £28 million (2020 - £183 million) as a result of financial guarantee contracts with consolidated SEs.

Covered debt programme

Group companies have assigned loans to customers and debt investments to bankruptcy remote limited liability partnerships to provide security for issues of debt securities. NatWest Group retains all of the risks and rewards of these assets and continues to recognise them. The partnerships are consolidated by NatWest Group and the related covered bonds included within other financial liabilities. At 31 December 2021, £8,965 million (2020 - £10,758 million) of loans to customers and nil (2020 - £318 million) of debt investments provided security for debt securities in issue and other borrowing of £3,512 million (2020 - £4,105 million).

Lending of own issued securities

NatWest Group has issued, retained, and lent debt securities under securities lending arrangements. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on maturity of the transaction. NatWest Group retains all of the risks and rewards of own issued liabilities lent under such arrangements and does not recognise them. At 31 December 2021, £1,494 million (2020 - £1,893 million) of secured own issued liabilities have been retained and lent under securities lending arrangements. At 31 December 2021, £1,564 million (2020 - £2,029 million) of loans and other debt instruments provided security for secured own issued liabilities that have been retained and lent under securities lending arrangements.

Unconsolidated structured entities

NatWest Group's interest in unconsolidated structured entities is analysed below.

	2021			2020
	Asset			Asset
	backed	Investment		backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	others	Total	vehicles	others	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	490	117	607	319	46	365
Derivative assets	251	18	269	441	16	457
Derivative liabilities	(170)	(1)	(171)	(319)	(21)	(340)
Total	571	134	705	441	41	482

Non trading assets
Loans to customers	1,692	361	2,053	1,400	497	1,897
Other financial assets	3,645	379	4,024	3,892	170	4,062
Total	5,337	740	6,077	5,292	667	5,959

Liquidity facilities/loan commitments	1,403	135	1,538	1,482	204	1,686
Maximum exposure	7,311	1,009	8,320	7,215	912	8,127